Exhibit 99.13

Verizon Master Trust - VZMT 2024-8

Monthly Investor Report

Group Name	One

Series Name	2024-8
Collection Period	January 2025
Payment Date	02/20/2025
Transaction Month	3
Anticipated Redemption Date	11/22/2027
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$816,010,000.00	4.62%	11/20/2030
Class A-1b	$75,000,000.00	SOFR +0.42%	11/20/2030
Class B	$68,120,000.00	4.82%	11/20/2030
Class C	$40,870,000.00	4.99%	11/20/2030

Total	$1,000,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	02/12/2025
Compound SOFR for Interest Period	4.33763%
Spread over Compounded SOFR	0.42%
Note Interest Rate	4.75763%
Note Balance at the beginning of the Interest Period	$75,000,000.00
Days in the Interest Period	30
Note Monthly Interest	$297,351.88

Verizon Master Trust - VZMT 2024-8

Monthly Investor Report

Group Name	One

Series 2024-8 Available Funds and other sources of funds
Series 2024-8 Allocation Percentage x Group One Available Funds	$69,133,903.90
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$69,133,903.90

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$10,899,182.56
Required Reserve Amount	$10,899,182.56
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$10,899,182.56

Verizon Master Trust - VZMT 2024-8

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$73.73	$73.73	$0.00	$0.00	$69,133,830.17
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$69,132,580.17
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$69,132,580.17
Asset Representations Reviewer Fee	$38.73	$38.73	$0.00	$0.00	$69,132,541.44
Supplemental ARR Fee	$163.18	$163.18	$0.00	$0.00	$69,132,378.26
Servicing Fee	$765,989.93	$765,989.93	$0.00	$0.00	$68,366,388.33
Class A-1a Note Interest	$3,141,638.50	$3,141,638.50	$0.00	$0.00	$65,224,749.83
Class A-1b Note Interest	$297,351.88	$297,351.88	$0.00	$0.00	$64,927,397.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$64,927,397.95
Class B Note Interest	$273,615.33	$273,615.33	$0.00	$0.00	$64,653,782.62
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$64,653,782.62
Class C Note Interest	$169,951.08	$169,951.08	$0.00	$0.00	$64,483,831.54
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$64,483,831.54
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$64,483,831.54
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$64,483,831.54
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$64,483,831.54
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$64,483,831.54
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$64,483,831.54
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$64,483,831.54
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$64,483,831.54
Class R Interest	$64,483,831.54	$64,483,831.54	$0.00	$0.00	$0.00

Total	$69,133,903.90	$69,133,903.90	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2024-8

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,141,638.50	$0.00	$0.00	$3,141,638.50
Class A-1b	$0.00	$0.00	$297,351.88	$0.00	$0.00	$297,351.88
Class B	$0.00	$0.00	$273,615.33	$0.00	$0.00	$273,615.33
Class C	$0.00	$0.00	$169,951.08	$0.00	$0.00	$169,951.08

Total	$0.00	$0.00	$3,882,556.79	$0.00	$0.00	$3,882,556.79

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$3.85	$0.00	$3.85
Class A-1b	$1,000.00	$3.96	$0.00	$3.96
Class B	$1,000.00	$4.02	$0.00	$4.02
Class C	$1,000.00	$4.16	$0.00	$4.16

Total	$1,000.00	$3.88	$0.00	$3.88

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$816,010,000.00	1.00	$816,010,000.00	1.00
Class A-1b	$75,000,000.00	1.00	$75,000,000.00	1.00
Class B	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$40,870,000.00	1.00	$40,870,000.00	1.00

Total	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

Verizon Master Trust - VZMT 2024-8

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$500,000,000.00
Ending Principal Funding Account Limit	$500,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.